Supplement dated November 25, 2025, to the Updating Summary Prospectus and Prospectus dated

May 1, 2025, for Executive Benefit VUL and Executive Benefit VUL II policies issued by Empower Annuity Insurance Company of America

COLI VUL-2 Series Account

Supplement dated November 25, 2025, to the Updating Summary Prospectus and Prospectus dated
May 1, 2025, for Executive Benefit VUL II policies
issued by Empower Life & Annuity Insurance Company of New York

COLI VUL-2 Series Account

This Supplement amends certain information in your variable universal life insurance policy (“Policy”) updating summary prospectus and prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 888) 353-2654.

The “Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable” section of the table in the “FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended so as all references to Invesco Asset Management Limited are hereby deleted in the following fund:

Invesco® V.I. Global Real Estate Fund - Series I

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at (888) 353-2654. Please keep this Supplement for future reference.